Sales and Other Operating Revenues	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenue from Contract with Customer
Note 24—Sales and Other Operating Revenues

Revenue from Contracts with Customers

The following table provides further disaggregation

of our consolidated sales and other operating revenues:
Millions of Dollars
2019 2018 2017
Revenue from contracts with customers $ 26,106 28,098 20,525
Revenue from contracts outside the scope of ASC

Topic 606
Physical contracts meeting the definition of a derivative 6,558 8,218 8,669
Financial derivative contracts (97) 101 (88)
Consolidated sales and other operating revenues $ 32,567 36,417 29,106
Revenues from contracts outside the scope of ASC

Topic 606 relate primarily to physical gas contracts at
market prices which qualify as derivatives accounted

for under ASC Topic 815, “Derivatives and Hedging,”
and for which we have not elected NPNS.

There is no significant difference in contractual terms

or the policy
for recognition of revenue from these contracts

and those within the scope of ASC Topic 606.

The following
disaggregation of revenues is provided in conjunction

with Note 25—Segment Disclosures and Related
Information:
Millions of Dollars
2019 2018 2017
Revenue from Outside the Scope of ASC Topic 606
by Segment
Lower 48 $ 4,989 6,358 6,302
Canada 691 629 864
Europe, Middle East and North Africa 878 1,231 1,503
Physical contracts meeting the definition of a derivative $ 6,558 8,218 8,669
Millions of Dollars
2019 2018 2017
Revenue from Outside the Scope of ASC Topic 606
by Product
Crude oil $ 804 1,112 588
Natural gas 5,313 6,734 7,811
Other 441 372 270
Physical contracts meeting the definition of a derivative $ 6,558 8,218 8,669
Practical Expedients

Typically,

our commodity sales contracts are less than 12 months

in duration; however, in certain specific
cases may extend longer, which may be out to the end of field life.

We have long-term commodity sales
contracts which use prevailing market prices at the time of delivery, and under these contracts, the market-
based variable consideration for each performance obligation (i.e., delivery of commodity) is allocated to each wholly unsatisfied performance obligation within the contract.

Accordingly, we have
applied

the practical
expedient allowed in ASC Topic 606 and do not disclose the aggregate amount of the transaction price
allocated to performance obligations or when we expect

to recognize revenues that are unsatisfied

(or partially
unsatisfied) as of the end of the reporting period.

Receivables and Contract Liabilities

Receivables from Contracts with Customers
At December 31, 2019, the “Accounts and notes receivable”

line on our consolidated balance sheet

included
trade receivables of $ 2,372

million compared with $
2,889

million at December 31, 2018, and included both
contracts with customers within the scope of ASC Topic 606 and those that are outside the scope of ASC
Topic 606.

We typically receive payment within 30 days or less (depending on the terms of the invoice) once delivery is made.

Revenues that are outside the scope of

ASC Topic 606 relate primarily to physical gas sales
contracts at market prices for which we do not elect

NPNS and are therefore accounted for as a derivative
under ASC Topic 815.

There is little distinction in the nature of the customer

or credit quality of trade
receivables associated with gas sold under contracts

for which NPNS has not been elected compared

with trade
receivables where NPNS has been elected.

Contract Liabilities from Contracts with Customers
We have entered into contractual arrangements where we license proprietary technology to customers related to the optimization process for operating LNG plants. The agreements typically provide for negotiated payments to be made at stated milestones. The payments are not directly related to our performance under the contract and are recorded as deferred revenue to be recognized as revenue when the customer can utilize and benefit from their right to use the license. Payments are received in installments over the construction period.
Millions of
Dollars
Contract Liabilities
At December 31, 2018 $ 206
Contractual payments received 73
Revenue recognized (199)
At December 31, 2019 $ 80
We expect to recognize the contract liabilities as of December 31, 2019, as revenue during 2021 and 2022.